[GE LOGO]

                                    GE FUNDS

                         SUPPLEMENT DATED MARCH 14, 2003
                      TO PROSPECTUS DATED JANUARY 29, 2003

The following sentence amends and restates footnote *** on page 51 of the
Prospectus:

*** The following purchases of Class A shares pursuant to a sales charge waiver are subject to a 1% CDSC if redeemed within one year of purchase: (i) purchases of $1 million or more; or (ii) purchases made through an Authorized Firm (see page 77 of the Prospectus for definition of "Authorized Firm") with proceeds from the redemption of shares of third party mutual funds on which the investor paid an initial sales charge and made within 30 days of the redemption from the third party fund. The Class A CDSC does not apply to investors purchasing $1 million or more of any Fund's Class A shares if such investors are otherwise eligible to purchase Class A shares pursuant to another sales charge waiver.

         The following language and tables amend and replace the existing language and tables on pages 52-56 of the Prospectus:

GE FUNDS PROSPECTUS
FUND EXPENSES

Annual fund operating expenses come out of a Fund's assets and are reflected in the Fund's share price and dividends.

The figures below are based upon operating expenses anticipated to be incurred during the current fiscal year.

Accordingly, these figures may not be the same as figures that appear in the Annual Report dated September 30, 2002.

ANNUAL FUND
OPERATING
EXPENSES

(AS A PERCENTAGE OF
 AVERAGE NET ASSETS)

                                                                             GE        GE
                                                                  GE       MID-CAP  SMALL-CAP     GE           GE           GE
                                           GE U.S.  GE VALUE    MID-CAP     VALUE     VALUE     S&P 500      GLOBAL    INTERNATIONAL
                                           EQUITY    EQUITY     GROWTH     EQUITY     EQUITY     INDEX       EQUITY       EQUITY
                                            FUND      FUND       FUND*      FUND       FUND      FUND#        FUND         FUND*
MANAGEMENT FEES:**
All Classes                                 0.40%     0.55%      0.60%      0.80%      0.70%      0.30%       0.75%        0.80%

DISTRIBUTION AND SERVICE (12b-1) FEES:***                                                         0.00%
Class A                                     0.25%     0.25%      0.25%      0.25%      0.25%                  0.25%        0.25%
Class B                                     1.00%     1.00%      1.00%      1.00%      1.00%                  1.00%        1.00%
Class C                                     1.00%     1.00%      1.00%      1.00%      1.00%                  1.00%        1.00%
Class Y                                     0.00%     0.00%      0.00%      0.00%      0.00%                  0.00%        0.00%

OTHER EXPENSES:+
All Classes                                 0.22%     0.32%      0.46%      0.71%      0.24%      0.20%       0.48%        0.51%

TOTAL ANNUAL FUND OPERATING EXPENSES:
Class A                                     0.87%     1.12%      1.31%      1.76%      1.19%      0.50%       1.48%        1.56%
Class B                                     1.62%     1.87%      2.06%      2.51%      1.94%                  2.23%        2.31%
Class C                                     1.62%     1.87%      2.06%      2.51%      1.94%                  2.23%        2.31%
Class Y                                     0.62%     0.87%      1.06%      1.51%      0.94%                  1.23%        1.31%

WAIVER AND/OR REIMBURSEMENT:                0.00%     0.00%      0.00%      0.41%      0.00%      0.05%       0.00%        0.00%

NET ANNUAL FUND OPERATING EXPENSES:++
Class A                                     0.87%     1.12%      1.31%      1.35%      1.19%      0.45%       1.48%        1.56%
Class B                                     1.62%     1.87%      2.06%      2.10%      1.94%                  2.23%        2.31%
Class C                                     1.62%     1.87%      2.06%      2.10%      1.94%                  2.23%        2.31%
Class Y                                     0.62%     0.87%      1.06%      1.10%      0.94%                  1.23%        1.31%

                                                                                                  GE
                                      GE             GE             GE                          PREMIER           GE
                                    EUROPE         PREMIER       PREMIER         GE PREMIER     VALUE            FIXED
                                    EQUITY         GROWTH        RESEARCH      INTERNATIONAL    EQUITY          INCOME
                                    FUND#          EQUITY*        EQUITY          EQUITY         FUND            FUND
MANAGEMENT FEES:**
All Classes                          1.05%          0.60%          0.70%          0.80%          0.60%          0.35%

DISTRIBUTION AND
SERVICE (12b-1) FEES:***
Class A                              0.25%          0.25%          0.25%          0.25%          0.25%          0.25%
Class B                              1.00%          1.00%          1.00%          1.00%          1.00%          1.00%
Class C                              1.00%          1.00%          1.00%          1.00%          1.00%          1.00%
Class Y                              0.00%          0.00%          0.00%          0.00%          0.00%          0.00%

OTHER EXPENSES:
All Classes                          0.48%          0.17%          1.03%          1.47%          0.68%          0.20%

TOTAL ANNUAL FUND
OPERATING EXPENSES:
Class A                              1.78%          1.02%          1.98%          2.52%          1.53%          0.80%
Class B                              2.53%          1.77%          2.73%          3.27%          2.28%          1.55%
Class C                              2.53%          1.77%          2.73%          3.27%          2.28%          1.55%
Class Y                              1.53%          0.77%          1.73%          2.27%          1.28%          0.55%

WAIVER AND/OR
REIMBURSEMENT:                       0.18%          0.00%          0.78%          0.93%          0.29%          0.00%

NET ANNUAL FUND
OPERATING EXPENSES:
Class A                              1.60%          1.02%          1.20%          1.59%          1.24%          0.80%
Class B                              2.35%          1.77%          1.95%          2.34%          1.99%          1.55%
Class C                              2.35%          1.77%          1.95%          2.34%          1.99%          1.55%
Class Y                              1.35%          0.77%          0.95%          1.34%          0.99%          0.55%


                                      GE                            GE            GE             GE              GE
                                  GOVERNMENT      GE SHORT-        TAX-          HIGH         STRATEGIC        MONEY
                                  SECURITIES        TERM          EXEMPT         YIELD        INVESTMENT       MARKET
                                     FUND        GOVERNMENT*       FUND          FUND#          FUND           FUND
MANAGEMENT FEES:**
All Classes                          0.40%          0.30%          0.35%          0.60%          0.35%          0.25%

DISTRIBUTION AND
SERVICE (12b-1) FEES:***
Class A                              0.25%          0.25%          0.25%          0.25%          0.25%          0.00%
Class B                              1.00%          1.00%          1.00%          1.00%          1.00%
Class C                              1.00%          1.00%          1.00%          1.00%          1.00%
Class Y                                             0.00%          0.00%          0.00%          0.00%

OTHER EXPENSES:
All Classes                          0.20%          0.24%          0.30%          0.31%          0.29%          0.21%

TOTAL ANNUAL FUND
OPERATING EXPENSES:
Class A                              0.85%          0.79%          0.90%          1.16%          0.89%          0.46%
Class B                              1.60%          1.54%          1.65%          1.91%          1.64%
Class C                              1.60%          1.54%          1.65%          1.91%          1.64%
Class Y                                             0.54%          0.65%          0.91%          0.64%

WAIVER AND/OR
REIMBURSEMENT:                       0.00%          0.04%          0.03%          0.11%          0.00%          0.00%

NET ANNUAL FUND
OPERATING EXPENSES:
Class A                              0.85%          0.75%          0.87%          1.05%          0.89%          0.46%
Class B                              1.60%          1.50%          1.62%          1.80%          1.64%
Class C                              1.60%          1.50%          1.62%          1.80%          1.64%
Class Y                                             0.50%          0.62%          0.80%          0.64%


* With respect to GE Premier Growth Equity Fund, GE Mid-Cap Growth Fund, GE International Equity Fund and GE Short-Term Government Fund, "Management Fees" include administration fees (amounting to .05%) that are imposed pursuant to a separate contract.

** The nature of the services provided to, and the advisory and administration fees paid by, each Fund are described under "About the Investment Adviser."

*** Because the Funds pay distribution and service fees, long-term shareholders of Class A, Class B and Class C shares may pay more than the economic equivalent of the maximum front-end sales charge currently permitted by the National Association of Securities Dealers, Inc.

+ "Other Expenses" include all operating expenses of the Fund except Management Fees and Distribution and Service (12b-1) Fees. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include legal and accounting fees, printing costs and registration fees. Fund specific expenses, such as custodial fees, transfer agent or sub-transfer agent fees, are allocated to the Fund that incurs such expense and pro rata across share classes. Other expense allocation methodologies may result in different expense ratios.

# These Funds were terminated on Februrary 28, 2003.

++ The fee table reflects contractual arrangements with GE Asset Management ("Expense Limitation Agreement") to limit "Other Expenses" of each class of each Fund on an annualized basis through March 31, 2004. Under the Expense Limitation Agreement, GEAM has agreed to assume certain other operating expenses of the Funds to maintain net expense levels at or below predetermined limits. Expenses borne by GEAM may be reimbursed by the Funds up to five years from the date the expense was incurred. A reimbursement payment will not be made if it would cause a Fund to exceed its expense limit. To date, no reimbursement payments have been made by any Fund.

FUND EXPENSES
THE IMPACT
OF FUND EXPENSES

The following examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that each Fund's operating expenses remain the same. The examples also

                                            YOU WOULD PAY THE FOLLOWING                      YOU WOULD PAY THE FOLLOWING
EXAMPLES +                            EXPENSES ON A $10,000 INVESTMENT,                EXPENSES ON A $10,000 INVESTMENT,
                                                   ASSUMING REDEMPTION:                          ASSUMING NO REDEMPTION:

                               1 YEAR*       3 YEARS     5 YEARS     10 YEARS**     1 YEAR       3 YEARS     5 YEARS      10 YEARS**
GE U.S. EQUITY
CLASS A                         $  659       $  837       $1,029       $1,586       $  659       $  837       $1,029       $1,586
CLASS B                         $  565       $  711       $  881       $1,537       $  165       $  511       $  881       $1,537
CLASS C                         $  265       $  511       $  881       $1,922       $  165       $  511       $  881       $1,922
CLASS Y                         $   63       $  199       $  346       $  774       $   63       $  199       $  346       $  774
GE VALUE EQUITY
CLASS A                         $  683       $  911       $1,156       $1,860       $  683       $  911       $1,156       $1,860
CLASS B                         $  590       $  788       $1,011       $1,815       $  190       $  588       $1,011       $1,815
CLASS C                         $  290       $  588       $1,011       $2,190       $  190       $  588       $1,011       $2,190
CLASS Y                         $   89       $  278       $  482       $1,073       $   89       $  278       $  482       $1,073
GE MID-CAP GROWTH
CLASS A                         $  701       $  966       $1,252       $2,063       $  701       $  966       $1,252       $2,063
CLASS B                         $  609       $  846       $1,108       $2,021       $  209       $  646       $1,108       $2,021
CLASS C                         $  309       $  646       $1,108       $2,390       $  209       $  646       $1,108       $2,390
CLASS Y                         $  108       $  337       $  585       $1,294       $  108       $  337       $  585       $1,294
GE MID-CAP VALUE EQUITY
CLASS A                         $  705       $1,019       $1,397       $2,456       $  705       $1,019       $1,397       $2,456
CLASS B                         $  613       $  900       $1,256       $2,418       $  213       $  700       $1,256       $2,418
CLASS C                         $  313       $  701       $1,260       $2,782       $  213       $  701       $1,260       $2,782
CLASS Y                         $  112       $  394       $  682       $1,344       $  112       $  394       $  682       $1,344
GE SMALL-CAP VALUE EQUITY
CLASS A                         $  689       $  931       $1,192       $1,935       $  689       $  931       $1,192       $1,935
CLASS B                         $  597       $  809       $1,047       $1,891       $  197       $  609       $1,047       $1,891
CLASS C                         $  297       $  609       $1,047       $2,264       $  197       $  609       $1,047       $2,264
CLASS Y                         $   96       $  300       $  520       $1,155       $   96       $  300       $  520       $1,155
GE S&P 500 INDEX FUND
                                $   46       $  155       $  275       $  623       $   46       $  155       $  275       $  623
GE GLOBAL EQUITY
CLASS A                         $  717       $1,016       $1,336       $2,242       $  717       $1,016       $1,336       $2,242
CLASS B                         $  626       $  897       $1,195       $2,202       $  226       $  697       $1,195       $2,202
CLASS C                         $  326       $  697       $1,195       $2,565       $  226       $  697       $1,195       $2,565
CLASS Y                         $  125       $  390       $  676       $1,489       $  125       $  390       $  676       $1,489
GE INTERNATIONAL EQUITY
CLASS A                         $  725       $1,039       $1,376       $2,325       $  725       $1,039       $1,376       $2,325
CLASS B                         $  634       $  921       $1,235       $2,286       $  234       $  721       $1,235       $2,286
CLASS C                         $  334       $  721       $1,235       $2,646       $  234       $  721       $1,235       $2,646
CLASS Y                         $  133       $  415       $  718       $1,579       $  133       $  415       $  718       $1,579

+ The expenses shown above for each Fund reflect GE Asset Management's agreement to reduce or otherwise limit the Fund's expenses for the first year of each period noted.

assume that you either redeemed all of your shares at the end of each period shown or you did not redeem your shares.

                                                YOU WOULD PAY THE FOLLOWING                YOU WOULD PAY THE FOLLOWING
                                          EXPENSES ON A $10,000 INVESTMENT,          EXPENSES ON A $10,000 INVESTMENT,
                                                       ASSUMING REDEMPTION:                    ASSUMING NO REDEMPTION:


                                     1 YEAR*     3 YEARS    5 YEARS     10 YEARS**   1 YEAR      3 YEARS    5 YEARS    10 YEARS**
GE EUROPE EQUITY FUND
CLASS A                              $  728      $1,087      $1,468      $2,535      $  728      $1,087      $1,468      $2,535
CLASS B                              $  638      $  970      $1,329      $2,500      $  238      $  770      $1,329      $2,500
CLASS C                              $  338      $  770      $1,329      $2,852      $  238      $  770      $1,329      $2,852
CLASS Y                              $  137      $  466      $  817      $1,808      $  137      $  466      $  817      $1,808
GE PREMIER GROWTH EQUITY
CLASS A                              $  673      $  881      $1,106      $1,751      $  673      $  881      $1,106      $1,751
CLASS B                              $  580      $  757      $  959      $1,705      $  180      $  557      $  959      $1,705
CLASS C                              $  280      $  557      $  959      $2,084      $  180      $  557      $  959      $2,084
CLASS Y                              $   79      $  246      $  428      $  954      $   79      $  246      $  428      $  954
GE PREMIER RESEARCH EQUITY
CLASS A                              $  690      $1,012      $1,436      $2,612      $  690      $1,012      $1,436      $2,612
CLASS B                              $  598      $  892      $1,294      $2,575      $  198      $  692      $1,294      $2,575
CLASS C                              $  298      $  695      $1,302      $2,943      $  198      $  695      $1,302      $2,943
CLASS D                              $   97      $  386      $  783      $1,894      $   97      $  386      $  783      $1,894
GE PREMIER INTERNATIONAL EQUITY
CLASS A                              $  727      $1,139      $1,668      $3,109      $  727      $1,139      $1,668      $3,109
CLASS B                              $  637      $1,024      $1,531      $3,078      $  237      $  824      $1,531      $3,078
CLASS C                              $  337      $  828      $1,542      $3,436      $  237      $  828      $1,542      $3,436
CLASS Y                              $  136      $  522      $1,033      $2,435      $  136      $  522      $1,033      $2,435
GE PREMIER VALUE EQUITY
CLASS A                              $  694      $  975      $1,307      $2,242      $  694      $  975      $1,307      $2,242
CLASS B                              $  602      $  854      $1,164      $2,201      $  202      $  654      $1,164      $2,201
CLASS C                              $  302      $  655      $1,166      $2,569      $  202      $  655      $1,166      $2,569
CLASS Y                              $  101      $  347      $  644      $1,489      $  101      $  347      $  644      $1,489
GE FIXED INCOME
CLASS A                              $  503      $  670      $  850      $1,373      $  503      $  670      $  850      $1,373
CLASS B                              $  458      $  690      $  845      $1,458      $  158      $  490      $  845      $1,458
CLASS C                              $  258      $  490      $  845      $1,845      $  158      $  490      $  845      $1,845
CLASS Y                              $   56      $  176      $  307      $  689      $   56      $  176      $  307      $  689
GE GOVERNMENT SECURITIES
CLASS A                              $  508      $  685      $  876      $1,429      $  508      $  685      $  876      $1,429
CLASS B                              $  463      $  705      $  871      $1,514      $  163      $  505      $  871      $1,514
CLASS C                              $  263      $  505      $  871      $1,900      $  163      $  505      $  871      $1,900


* For certain Class A share investors, expenses for the one-year period would be different due to the waiver of the sales charge on the following purchases and the imposition of the 1% CDSC if such purchases are redeemed within one year:
(i) purchases of $1 million or more; or (ii) purchases made through an Authorized Firm (see page 77 of the Prospectus for definition of "Authorized Firm") with proceeds from the redemption of shares of third party mutual funds on which the investor paid an initial sales charge and made within 30 days of the redemption from the third party fund.

** Expenses for Class B shares shown above reflect the conversion of Class B shares into Class A shares after six years (eight years for Class B shares originally purchased through the Investors Trust Funds).

GEFUNDS PROSPECTUS
FUND EXPENSES

THE IMPACT
OF FUND EXPENSES

EXAMPLES +                                   YOU WOULD PAY THE FOLLOWING                      YOU WOULD PAY THE FOLLOWING
                                       EXPENSES ON A $10,000 INVESTMENT,                EXPENSES ON A $10,000 INVESTMENT,
                                                    ASSUMING REDEMPTION:                          ASSUMING NO REDEMPTION:


                              1 YEAR*      3 YEARS      5 YEARS    10 YEARS**     1 YEAR       3 YEARS      5 YEARS    10 YEARS**
GE SHORT-TERM GOVERNMENT
CLASS A                       $  325       $  488       $  670       $1,196       $  325       $  488       $  670       $1,196
CLASS B                       $  453       $  678       $  831       $1,439       $  153       $  478       $  831       $1,439
CLASS C                       $  253       $  478       $  832       $1,828       $  153       $  478       $  832       $1,828
CLASS Y                       $   51       $  165       $  294       $  669       $   51       $  165       $  294       $  669
GE TAX-EXEMPT
CLASS A                       $  510       $  694       $  896       $1,480       $  510       $  694       $  896       $1,480
CLASS B                       $  465       $  714       $  891       $1,565       $  165       $  514       $  891       $1,565
CLASS C                       $  265       $  514       $  891       $1,949       $  165       $  514       $  891       $1,949
CLASS Y                       $   63       $  202       $  356       $  804       $   63       $  202       $  356       $  804
GE HIGH YIELD
CLASS A                       $  528       $  767       $1,026       $1,765       $  528       $  767       $1,026       $1,765
CLASS B                       $  483       $  789       $1,021       $1,849       $  183       $  589       $1,021       $1,849
CLASS C                       $  283       $  589       $1,021       $2,224       $  183       $  589       $1,021       $2,224
CLASS Y                       $   82       $  279       $  493       $1,109       $   82       $  279       $  493       $1,109
GE STRATEGIC INVESTMENT
CLASS A                       $  661       $  843       $1,040       $1,608       $  661       $  843       $1,040       $1,608
CLASS B                       $  567       $  717       $  892       $1,559       $  167       $  517       $  892       $1,559
CLASS C                       $  267       $  517       $  892       $1,944       $  167       $  517       $  892       $1,944
CLASS Y                       $   65       $  205       $  357       $  798       $   65       $  205       $  357       $  798
GE MONEY MARKET
CLASS A                       $   47       $  148       $  258       $  579       $   47       $  148       $  258       $  579


+ The expenses shown above for each Fund reflect GE Asset Management's agreement to reduce or otherwise limit the Fund's expenses for the first year of each period noted.

* For certain Class A share investors, expenses for the one-year period would be different due to the waiver of the sales charge on the following purchases and the imposition of the 1% CDSC if such purchases are redeemed within one year:
(i) purchases of $1 million or more; or (ii) purchases made through an Authorized Firm (see page 77 of the Prospectus for definition of "Authorized Firm") with proceeds from the redemption of shares of third party mutual funds on which the investor paid an initial sales charge and made within 30 days of the redemption from the third party fund.

** Expenses for Class B shares shown above reflect the conversion of Class B shares into Class A shares after six years (eight years for Class B shares originally purchased through the Investors Trust Funds).

     The following sentence amends and restates footnote *** on page 80 of the
     Prospectus:

     The following purchases of Class A shares pursuant to a sales charge waiver are subject to a 1% CDSC if redeemed within one year of purchase: (i) purchases of $1 million or more; or (ii) purchases made through an Authorized Firm (see page 77 of the Prospectus for definition of "Authorized Firm") with proceeds from the redemption of shares of third party mutual funds on which the investor paid an initial sales charge and made within 30 days of the redemption from the third party fund. The Class A CDSC does not apply to investors purchasing $1 million or more of any Fund's Class A shares if such investors are otherwise eligible to purchase Class A shares pursuant to another sales charge waiver. The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class' net asset value at the time of purchase or its net asset value at the time of redemption.

     The following language will be added to page 81 after the first bullet point in column 2 of the Prospectus:

          - is made through an Authorized Firm with proceeds from the redemption of shares of third party mutual funds on which the investor paid an initial sales charge and made within 30 days of the redemption from the third party fund.